Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Foreign Currencies [Abstract]
Exchange rate	$ 1	$ 1